Net charges related to Ukraine Conflict (Tables)	6 Months Ended
Jun. 30, 2022
Unusual or Infrequent Items, or Both [Abstract]
Summary of impairments recognised as a result of conflict in Ukraine

Six Months Ended
June 30, 2022
(U.S. Dollars in millions)
Write-offs and impairments of flight equipment	$3,176
Derecognition of lease-related assets and liabilities	(237)
Letters of credit receipts	(210)
Net charges related to Ukraine Conflict	$2,729